Document and Entity Information	Jul. 27, 2026
Cover [Abstract]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SYBX
Security Exchange Name	BX
Amendment Flag	false
Entity Central Index Key	0001527599
Document Type	8-K
Document Period End Date	Jul. 27, 2026
Entity Registrant Name	SYNLOGIC, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37566
Entity Tax Identification Number	26-1824804
Entity Address, Address Line One	PO Box 30
Entity Address, City or Town	Winchester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01890
City Area Code	(617)
Local Phone Number	659-2802
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false